Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company as required by SEC rules.

Pay Versus Performance Table

Year(1)	Summary Compensation Table Total for Dr. Magrath ($)(1)(2)	Compensation Actually Paid to Dr. Magrath ($)(1)(3)	Summary Compensation Table Total for Ms. Sooch ($)(1)(2)	Compensation Actually Paid to Ms. Sooch ($)(1)(3)	Summary Compensation Table Total for Mr. Rodgers ($)(1)(2)	Compensation Actually Paid to Mr. Rodgers ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Total Shareholder Return ($)	Net Income (loss) ($) (in millions)
2024	889,238	(822,026)	—	—	—	—	1,293,112	845,373	1.19	(57.53)
2023	2,667,353	256,895	2,811,138	765,812	899,076	309,345	894,067	327,337	3.01	(10.0)
2022	—	—	1,341,595	1,352,384	—	—	472,882	466,927	3.53	17.9

(1)	Dr. McGrath served as principal officer beginning on November 1, 2023 and through the entirety of 2024. Ms. Sooch served as principal executive officer from January 1, 2023 until April 19, 2023, and Mr. Rodgers served as principal executive officer from April 19, 2023 to November 1, 2023. Ms. Sooch served as principal executive officer for the entirety of 2022.

(2)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for the applicable principal executive officer each corresponding year.
(3)	Amounts reported reflect CAP for the applicable principal executive officer, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to such principal executive officer during the applicable year. The adjustments below were made to each principal executive officer’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Reported Summary Compensation Table Total for Dr. Magrath ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Dr. Magrath ($)
2024	889,238	—	0	+	(1,711,264)	=	(822,026)
2023	2,667,353	—	2,521,447	+	110,989	=	256,895

Year	Reported Summary Compensation Table Total for Ms. Sooch ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Ms. Sooch ($)
2023	2,811,138	—	1,444,682	+	(600,644)	=	765,812
2022	1,341,595	—	459,005	+	469,794	=	1,352,384

Year	Reported Summary Compensation Table Total for Mr. Rodgers ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Mr. Rodgers ($)
2023	899,076	—	419,450	+	(170,281)	=	309,345
(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) the fair value as of the vesting date of any awards that were granted and vested in the same fiscal year; and (v) the excess fair value, if any, of modified option awards or stock awards over the fair value of the original awards as of the modification and which is not otherwise reflected in the foregoing adjustments. For 2023, reflects the incremental fair value associated with the modification of Ms. Sooch’s outstanding option awards to extend the post-termination exercise period. The amounts deducted or added in calculating the equity award adjustments for Dr. Magrath are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	—	(1,237,875)	(473,389)	(1,711,264)
2023	110,989	—	—	110,989

The amounts deducted or added in calculating the equity award adjustments for Ms. Sooch are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Fiscal Year ($)	Change in Fair Value to Reflect Excess Fair Value Resulting from Modifications to Stock Option Awards ($)	Total Equity Award Adjustments ($)
2023	—	—	(1,016,860)	(1,994)	418,210	(600,644)
2022	532,736	(28,284)	(34,658)	—	—	469,794

The amounts deducted or added in calculating the equity award adjustments for Mr. Rodgers are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	(163,600)	—	(6,681)	(170,281)

(4)Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other named executive officers as a group (excluding the principle executive officers) for each corresponding year. The other named executive officers included for purposes of calculating the average amounts were Mr. Bernhard Hoffmann and Ms. Amy Rabourn for 2022, Mr. Bernhard Hoffmann, Ms. Amy Rabourn and Mr. Ronil Patel for 2023, and Mr. Nirav Jhaveri and Dr. Ashwath Jayagopal for 2024.

(5)Amounts reported reflect CAP for the other named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other named executive officers as a group during the applicable year. The adjustments below were made to the average total compensation for the named executive officers as a group for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2024	1,293,112	—	747,327	+	299,588	=	845,373
2023	894,067	—	466,231	+	(100,499)	=	327,337
2022	472,882	—	106,145	+	100,190	=	466,927
(a)	See note (b) to footnote (3) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other named executive officers as a group are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	299,588	—	—	299,588
2023	(84,967)	(17,251)	1,719	(100,499)
2022	123,195	(10,335)	(12,670)	100,190

Named Executive Officers, Footnote [Text Block]

(1)	Dr. McGrath served as principal officer beginning on November 1, 2023 and through the entirety of 2024. Ms. Sooch served as principal executive officer from January 1, 2023 until April 19, 2023, and Mr. Rodgers served as principal executive officer from April 19, 2023 to November 1, 2023. Ms. Sooch served as principal executive officer for the entirety of 2022.

Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for Dr. Magrath ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Dr. Magrath ($)
2024	889,238	—	0	+	(1,711,264)	=	(822,026)
2023	2,667,353	—	2,521,447	+	110,989	=	256,895

Year	Reported Summary Compensation Table Total for Ms. Sooch ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Ms. Sooch ($)
2023	2,811,138	—	1,444,682	+	(600,644)	=	765,812
2022	1,341,595	—	459,005	+	469,794	=	1,352,384

Year	Reported Summary Compensation Table Total for Mr. Rodgers ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Mr. Rodgers ($)
2023	899,076	—	419,450	+	(170,281)	=	309,345
(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) the fair value as of the vesting date of any awards that were granted and vested in the same fiscal year; and (v) the excess fair value, if any, of modified option awards or stock awards over the fair value of the original awards as of the modification and which is not otherwise reflected in the foregoing adjustments. For 2023, reflects the incremental fair value associated with the modification of Ms. Sooch’s outstanding option awards to extend the post-termination exercise period. The amounts deducted or added in calculating the equity award adjustments for Dr. Magrath are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	—	(1,237,875)	(473,389)	(1,711,264)
2023	110,989	—	—	110,989

The amounts deducted or added in calculating the equity award adjustments for Ms. Sooch are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Fiscal Year ($)	Change in Fair Value to Reflect Excess Fair Value Resulting from Modifications to Stock Option Awards ($)	Total Equity Award Adjustments ($)
2023	—	—	(1,016,860)	(1,994)	418,210	(600,644)
2022	532,736	(28,284)	(34,658)	—	—	469,794

The amounts deducted or added in calculating the equity award adjustments for Mr. Rodgers are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	(163,600)	—	(6,681)	(170,281)

(4)Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other named executive officers as a group (excluding the principle executive officers) for each corresponding year. The other named executive officers included for purposes of calculating the average amounts were Mr. Bernhard Hoffmann and Ms. Amy Rabourn for 2022, Mr. Bernhard Hoffmann, Ms. Amy Rabourn and Mr. Ronil Patel for 2023, and Mr. Nirav Jhaveri and Dr. Ashwath Jayagopal for 2024.

(5)Amounts reported reflect CAP for the other named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other named executive officers as a group during the applicable year. The adjustments below were made to the average total compensation for the named executive officers as a group for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,293,112	$ 894,067	$ 472,882
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 845,373	327,337	466,927
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2024	1,293,112	—	747,327	+	299,588	=	845,373
2023	894,067	—	466,231	+	(100,499)	=	327,337
2022	472,882	—	106,145	+	100,190	=	466,927
(a)	See note (b) to footnote (3) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other named executive officers as a group are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	299,588	—	—	299,588
2023	(84,967)	(17,251)	1,719	(100,499)
2022	123,195	(10,335)	(12,670)	100,190

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 1.19	3.01	3.53
Net Income (Loss) Attributable to Parent	[3]	(57,530,000)	(10,000,000.0)	17,900,000
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(747,327)	(466,231)	(106,145)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	299,588	(100,499)	100,190
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		299,588	(84,967)	123,195
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,251)	(10,335)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,719	(12,670)
Dr. Magrath [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5],[6]	889,238	2,667,353
PEO Actually Paid Compensation Amount	[5],[7]	$ (822,026)	$ 256,895
PEO Name		Dr. McGrath	Dr. McGrath
Dr. Magrath [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	$ 0	$ (2,521,447)
Dr. Magrath [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(1,711,264)	110,989
Dr. Magrath [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			110,989
Dr. Magrath [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,237,875)
Dr. Magrath [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (473,389)
Ms. Sooch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5],[6]		2,811,138	1,341,595
PEO Actually Paid Compensation Amount	[5],[7]		$ 765,812	$ 1,352,384
PEO Name			Ms. Sooch	Ms. Sooch
Ms. Sooch [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		$ (1,444,682)	$ (459,005)
Ms. Sooch [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		(600,644)	469,794
Ms. Sooch [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				532,736
Ms. Sooch [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(28,284)
Ms. Sooch [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,016,860)	(34,658)
Ms. Sooch [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,994)
Ms. Sooch [Member] | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			418,210
Mr. Rodgers [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5],[6]		899,076
PEO Actually Paid Compensation Amount	[5],[7]		$ 309,345
PEO Name			Mr. Rodgers
Mr. Rodgers [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		$ (419,450)
Mr. Rodgers [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		(170,281)
Mr. Rodgers [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(163,600)
Mr. Rodgers [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Rodgers [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (6,681)

[1]	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other named executive officers as a group (excluding the principle executive officers) for each corresponding year. The other named executive officers included for purposes of calculating the average amounts were Mr. Bernhard Hoffmann and Ms. Amy Rabourn for 2022, Mr. Bernhard Hoffmann, Ms. Amy Rabourn and Mr. Ronil Patel for 2023, and Mr. Nirav Jhaveri and Dr. Ashwath Jayagopal for 2024.
[2]	Amounts reported reflect CAP for the other named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other named executive officers as a group during the applicable year. The adjustments below were made to the average total compensation for the named executive officers as a group for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.
[3]	Net Income for 2024 will be included in the Company’s definitive proxy statement for its 2025 annual meeting of stockholders.
[4]	See note (b) to footnote (3) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other named executive officers as a group are as follows:
[5]	Dr. McGrath served as principal officer beginning on November 1, 2023 and through the entirety of 2024. Ms. Sooch served as principal executive officer from January 1, 2023 until April 19, 2023, and Mr. Rodgers served as principal executive officer from April 19, 2023 to November 1, 2023. Ms. Sooch served as principal executive officer for the entirety of 2022.
[6]	Reflects the amount reported in the “Total” column of the Summary Compensation Table for the applicable principal executive officer each corresponding year.
[7]	Amounts reported reflect CAP for the applicable principal executive officer, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to such principal executive officer during the applicable year. The adjustments below were made to each principal executive officer’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.
[8]	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
[9]	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) the fair value as of the vesting date of any awards that were granted and vested in the same fiscal year; and (v) the excess fair value, if any, of modified option awards or stock awards over the fair value of the original awards as of the modification and which is not otherwise reflected in the foregoing adjustments. For 2023, reflects the incremental fair value associated with the modification of Ms. Sooch’s outstanding option awards to extend the post-termination exercise period. The amounts deducted or added in calculating the equity award adjustments for Dr. Magrath are as follows: